Our Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Capitalized Computer Software, Net	$ 1,500	$ 1,400
Capitalized Computer Software, Amortization	199	159	$ 123
Shipping and handling expenses	16,000	15,400	15,000
Research and development costs	813	804	771
Amount of prepaid incentive arrangements	237	228
Advertising and other marketing activities	5,900	5,700	5,200
Advertising expenses	3,900	3,800	$ 3,500
Deferred advertising costs	$ 58	$ 67
Credit Terms, Receivables [Abstract]
Credit Terms, Receivable U.S.	30 days
Credit Terms, Receivables International (Outside U.S.) Maximum	90 days
Credit Terms, Receivables International (Outside U.S.) Minimum	30 days